Related Party Transactions (Details) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Total	$ 14,764,000,000	$ 13,371,000,000
Trade and Other Payables [Member]
Statement [Line Items]
Total	(504,000,000)	(2,246,000,000)
Trade and Other Receivables [Member]
Statement [Line Items]
Total	8,322,000,000	7,250,000,000
Investments In Financial Assets [Member]
Statement [Line Items]
Total	7,302,000,000	8,367,000,000
Lease Liabilities [Member]
Statement [Line Items]
Total	6,000,000	0
Borrowings [Member]
Statement [Line Items]
Total	$ (350,000,000)	$ 0